Cash and cash equivalents and investment securities	12 Months Ended
Dec. 31, 2025
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Cash and cash equivalents and investment securities
20. Cash and cash equivalents and investment securities
Cash and cash equivalents

Million US dollar	31 December 2025	31 December 2024

Short-term bank deposits	6 248	4 964
Cash and bank accounts	5 390	6 210
Cash and cash equivalents	11 638	11 174

Bank overdrafts	(14)	-
Cash and cash equivalents in the statement of cash flows	11 623	11 174
The cash outstanding as of 31 December 2025 includes restricted cash for an amount of 106m US dollar (31 December 2024: 99m US dollar). This restricted cash mainly relates to amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess profit ruling system (80m US dollar).
Investment securities

Million US dollar	31 December 2025	31 December 2024

Investment in unquoted companies	134	139
Investment in debt securities	27	29
Non-current investments	161	168

Investment in debt securities	306	221
Current investments	306	221
As of 31 December 2025, current debt securities of 306m US dollar mainly represented investments in government bonds (31 December 2024: 221m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.